Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Non-current assets
Vessels	$ 6,875,419	$ 6,323,773
Assets under construction	532,660	739,373
Right-of-use assets	4,935	4,847
Other tangible assets	48,002	23,981
Intangible assets	16,055	12,710
Goodwill	177,022	177,022
Receivables	98,018	97,116
Investments	154,217	111,346
Deferred tax assets	2,541	2,850
Total non-current assets	7,908,869	7,493,018
Current assets
Inventory	120,674	77,175
Trade and other receivables	415,688	320,843
Current tax assets	2,828	4,912
Short-term investments	8,271	0
Cash and cash equivalents	151,574	146,529
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	699,035	549,459
Non-current assets held for sale	219,985	363,097
Total current assets	919,020	912,556
TOTAL ASSETS	8,827,889	8,405,574
Equity
Share capital	343,440	343,440
Share premium	1,689,882	1,817,557
Translation reserve	5,146	9,502
Hedging reserve	1,044	90
Treasury shares	(284,508)	(284,508)
Retained earnings	1,365,990	737,239
Equity attributable to owners of the Company	3,120,994	2,623,320
Non-current liabilities
Bank loans	2,869,323	2,839,590
Other borrowings	1,998,055	1,876,795
Lease liabilities	4,014	3,368
Other payables	15,072	20
Employee benefits	1,176	1,180
Deferred tax liabilities	26	485
Total non-current liabilities	4,887,666	4,721,438
Current liabilities
Trade and other payables	235,139	222,492
Current tax liabilities	2,807	8,288
Bank loans	195,082	351,170
Other notes	203,619	203,287
Other borrowings	180,981	273,898
Lease liabilities	1,587	1,681
Provisions	14	0
Total current liabilities	819,229	1,060,816
TOTAL EQUITY and LIABILITIES	$ 8,827,889	$ 8,405,574